Shareholders' equity - Additional Information (Details)													12 Months Ended
	Mar. 25, 2024 shares	Dec. 15, 2023 shares € / shares	Dec. 15, 2023 € / shares	Dec. 15, 2023 € / shares	Dec. 15, 2023 item € / shares	May 25, 2023 € / shares	May 25, 2023 shares € / shares	May 25, 2023 € / shares	May 25, 2023 € / shares	May 25, 2023 item € / shares	May 25, 2023 EquityInstruments € / shares	Apr. 16, 2021 € / shares	Dec. 31, 2023 plan € / shares	Dec. 31, 2022	Dec. 31, 2021 € / shares	Aug. 31, 2023 € / shares	Jan. 01, 2022 plan	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Disclosure of classes of share capital [line items]
Subscription price per share																€ 3.18
BSA share warrants
Disclosure of classes of share capital [line items]
Number of plans outstanding													8	6
BSA share warrants | Directors
Disclosure of classes of share capital [line items]
Subscription price per share																					€ 0.534
BSA share warrants | Service providers
Disclosure of classes of share capital [line items]
Subscription price per share																				€ 0.48
BSA share warrants | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share															€ 2.45				€ 0.18
BSA share warrants | David Nikodem and Jeremy Goldberg
Disclosure of classes of share capital [line items]
Subscription price per share																		€ 0.29
BSA 2023 plan
Disclosure of classes of share capital [line items]
Number of equity instruments granted										10,000			10,000
BSA 2023 plan | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share						€ 0.20	€ 0.20	€ 0.20	€ 0.20	€ 0.20	€ 0.20		€ 0.20
Exercise price								€ 2.51					€ 2.51
Number of equity instruments granted							10,000			10,000
BSA- 2 2023 plan
Disclosure of classes of share capital [line items]
Number of equity instruments granted					20,000								20,000
BSA- 2 2023 plan | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per share		€ 0.31	€ 0.31	€ 0.31	€ 0.31								€ 0.31
Exercise price			€ 3.91										€ 3.91
Number of equity instruments granted | item					20,000
AGA Plan 2023-1
Disclosure of classes of share capital [line items]
Number of equity instruments granted									300,000				300,000
AGA Plan 2023-1 | Frdric Cren, Chief executive officer and chairman | Share-based payment activity
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	300,000
AGA Plan 2023-1 | Pierre Broqua
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares							300,000
Number of bonus shares granted									300,000
AGA 2023-2
Disclosure of classes of share capital [line items]
Number of equity instruments granted		760,000		760,000									760,000
Instruments lapsed													12,000
AGA 2023-2 | Employees
Disclosure of classes of share capital [line items]
Number of bonus shares granted				760,000
PAGUP 2023
Disclosure of classes of share capital [line items]
Number of equity instruments granted									300,000				300,000
Maximum shareholding in entity to be legally allowed to participate in plan									10.00%				10.00%
Minimum period to hold less than threshold value of shares to become eligible for participation in plan						1 year
PAGUP 2023 | Frdric Cren, Chief executive officer and chairman
Disclosure of classes of share capital [line items]
Number of equity instruments granted | EquityInstruments											300,000
PAGUP 2023 | Frdric Cren, Chief executive officer and chairman | Share-based payment activity
Disclosure of classes of share capital [line items]
Instruments lapsed | shares	300,000
BSPCE 2021
Disclosure of classes of share capital [line items]
Subscription price per share												€ 0
Number of equity instruments granted												600,000			600,000
BSPCE 2021 | Frederic Cren and Pierre Broqua
Disclosure of classes of share capital [line items]
Number of bonus shares granted														600,000
BSA - Plan 2021-1
Disclosure of classes of share capital [line items]
Number of equity instruments granted															50,000
BSA - Plan 2021-1 | ISLS Consulting and David Nikadem
Disclosure of classes of share capital [line items]
Number of bonus shares granted															50,000
Bonus share award plans
Disclosure of classes of share capital [line items]
Number of equity instruments granted													1,060,000	373,000	589,000
Number of bonus share award plans | plan																	5